Take Private - Fair Value of Acquired Identifiable Intangible Assets and Weighted-average Useful Life (Details) - SolarWinds, Inc. $ in Thousands	1 Months Ended
Feb. 29, 2016 USD ($)
Fair Value
Total identifiable intangible assets	$ 1,495,400
Tradenames - indefinite-lived
Fair Value
Identifiable indefinite-lived intangible assets	82,300
Developed product technologies
Fair Value
Identifiable finite-lived intangible assets	$ 906,200
Weighted-average useful life
Weighted-average useful life	6 years
Customer relationships
Fair Value
Identifiable finite-lived intangible assets	$ 450,100
Weighted-average useful life
Weighted-average useful life	10 years
In process research and development
Fair Value
Identifiable finite-lived intangible assets	$ 48,300
Customer backlog
Fair Value
Identifiable finite-lived intangible assets	$ 6,200
Weighted-average useful life
Weighted-average useful life	2 years
Trademarks
Fair Value
Identifiable finite-lived intangible assets	$ 2,300
Weighted-average useful life
Weighted-average useful life	1 year